Income taxes - Components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Major components of income tax expense
Current period		₨ 74,583	₨ 30,822	₨ 2,151
Current income tax expenses		74,583	30,822	2,151
Origination and reversal of temporary differences		(17,696)	10,165	8,769
Current year losses for which deferred tax is recognized				(4,405)
Deferred tax (benefit)/ expense		(17,696)	10,165	4,364
Total income tax expense	$ 874	₨ 56,887	₨ 40,987	₨ 6,515